Financial Instruments Held to Maturity (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Carrying value (CV) [Member]
Debt securities reclassified:
G7 Government bonds	€ 0	€ 423
Other Government, supranational and agency bonds	0	2,747
Total financial assets reclassified to Held-to-Maturity	0	3,170
Fair value (FV) [Member]
Debt securities reclassified:
G7 Government bonds	0	434
Other Government, supranational and agency bonds	0	2,804
Total financial assets reclassified to Held-to-Maturity	€ 0	€ 3,238